Prepaid and other assets (Tables)	6 Months Ended
Feb. 28, 2022
Schedule of Prepaid and Other Assets

	February 28, 2022	August 31, 2021
Insurance	$48	$54
Listing fees	76	32
Drilling	-	200
Financing fees	470	-
Royalties and other	108	46
Total Prepaid Expenses	$702	$332